SCHEDULE OF DEFERRED INCOME TAX ASSETS AND LIABILITIES (Details) - USD ($)	Nov. 30, 2023	Nov. 30, 2022
Deferred income tax assets
Revenue and expense adjustments	$ 308,031	$ 102,498
Net operating losses	130,038	25,225
Lease liabilities	879,804	484,308
Others	92,290	42,064
Total deferred income tax assets	1,410,163	654,095
Deferred income tax liabilities
Revenue and expense adjustments	(59,666)	(72,006)
Fair value change on investment securities	(44,862)	(23,504)
Change in cash surrender value of life insurance policies	(2,169,419)	(1,812,951)
Right-of-use assets	(785,763)	(466,848)
Others	(109,844)	(16,992)
Total deferred income tax liabilities	(3,169,554)	(2,392,301)
Deferred income tax assets, net (included in other assets)	70,373
Deferred income tax liabilities, net (included in other liabilities)	$ (1,829,764)	$ (1,738,206)